CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
ASSETS
Interest-bearing deposits	$ 9,771	$ 7,320
Prepaid expenses and other assets	653	631
Total assets	296,298	299,655
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	228,985	232,450
Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,638	34,671
Retained earnings	34,711	34,027
Unearned employee stock ownership plan (ESOP)	(1,223)	(1,410)
Treasury shares at cost, 112,563 and 27,886 common shares at June 30, 2015 and 2014, respectively	(937)	(239)
Accumulated other comprehensive income	38	70
Total shareholders’ equity	67,313	67,205	$ 66,622
Total liabilities and shareholders’ equity	296,298	299,655
Parent Company [Member]
ASSETS
Interest-bearing deposits	15	13
Prepaid expenses and other assets	580	639
Total assets	67,486	67,238
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	173	33
Total liabilities	173	33
Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,638	34,671
Retained earnings	34,711	34,027
Unearned employee stock ownership plan (ESOP)	(1,223)	(1,410)
Treasury shares at cost, 112,563 and 27,886 common shares at June 30, 2015 and 2014, respectively	(937)	(239)
Accumulated other comprehensive income	38	70
Total shareholders’ equity	67,313	67,205
Total liabilities and shareholders’ equity	67,486	67,238
Parent Company [Member] | First Federal of Hazard [Member]
ASSETS
Interest-bearing deposits	572	869
Investment	17,795	17,384
Parent Company [Member] | First Federal of Frankfort [Member]
ASSETS
Interest-bearing deposits	985	1,133
Investment	$ 47,539	$ 47,200